Financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Financial assets and liabilities

20.   Financial assets and liabilities

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

	December 31, 2020				December 31, 2019
			At fair value				At fair value
		At fair value	through		Amortized	At fair value	through profit
Financial assets	Amortized cost	through OCI	profit or loss	Total	cost	through OCI	or loss	Total
Current
Cash and cash equivalents (note 22)	13,487	—	—	13,487	7,350	—	—	7,350
Short-term investments (note 22)	—	—	771	771	—	—	826	826
Derivative financial instruments (note 19)	—	—	134	134	—	—	288	288
Accounts receivable (note 10)	4,499	—	494	4,993	2,452	—	77	2,529
Related parties (note 29)	195	—	—	195	319	—	—	319
	18,181	—	1,399	19,580	10,121	—	1,191	11,312
Non-current
Judicial deposits (note 26)	1,268	—	—	1,268	3,133	—	—	3,133
Restricted cash	38	—	—	38	151	—	—	151
Derivative financial instruments (note 19)	—	—	66	66	—	—	184	184
Investments in equity securities	—	757	—	757	—	726	—	726
Related parties (note 29)	923	—	—	923	1,600	—	—	1,600
	2,229	757	66	3,052	4,884	726	184	5,794
Total of financial assets	20,410	757	1,465	22,632	15,005	726	1,375	17,106

Financial liabilities
Current
Suppliers and contractors	3,367	—	—	3,367	4,107	—	—	4,107
Derivative financial instruments (note 19)	—	—	328	328	—	—	94	94
Loans, borrowings and leases (note 22)	1,136	—	—	1,136	1,439	—	—	1,439
Dividends payable	1,220	—	—	1,220	1,560	—	—	1,560
Liabilities related to the concession grant	209	—	—	209	—	—	—	—
Related parties (note 29)	725	—	—	725	980	—	—	980
Other financial liabilities	644			644	330			330
	7,301	—	328	7,629	8,416	—	94	8,510
Non-current
Derivative financial instruments (note 19)	—	—	689	689	—	—	307	307
Loans, borrowings and leases (note 22)	13,891	—	—	13,891	13,408	—	—	13,408
Related parties (note 29)	943	—	—	943	956	—	—	956
Participative stockholders' debentures (note 21)	—	—	3,413	3,413	—	—	2,584	2,584
Liabilities related to the concession grant	2,103	—	—	2,103	—	—	—	—
Financial guarantees	—	—	877	877	—	—	525	525
	16,937	—	4,979	21,916	14,364	—	3,416	17,780
Total of financial liabilities	24,238	—	5,307	29,545	22,780	—	3,510	26,290

b) Hierarchy of fair value

	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	771	—	—	771	826	—	—	826
Derivative financial instruments	—	182	18	200	—	448	24	472
Accounts receivable	—	494	—	494	—	77	—	77
Investments in equity securities	757	—	—	757	726	—	—	726
Total	1,528	676	18	2,222	1,552	525	24	2,101

Financial liabilities
Derivative financial instruments	—	998	19	1,017	—	281	120	401
Participative stockholders' debentures	—	3,413	—	3,413	—	2,584	—	2,584
Financial guarantees	—	877	—	877	—	525	—	525
Total	—	5,288	19	5,307	—	3,390	120	3,510

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the years presented.

b.i) Changes in Level 3 assets and liabilities during the year

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2019	24	120
Gain and losses recognized in income statement	—	(79)
Translation adjustments	(6)	(22)
Balance at December 31, 2020	18	19

c) Fair value of loans and financing

Loans and financing are recorded at their contractual values. To determine the market values of these financial instruments traded in public markets, the closing market quotations on the balance sheet dates were used. The Company considers that for the other financial liabilities measured at amortized cost, their book values are close to their fair values and therefore information on their fair values is not being presented.

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,448	10,025	5,948	7,484
Eurobonds	920	985	843	916
Debentures	496	496	995	995
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	860	857	1,332	1,379
R$, with fixed interest	34	35	88	88
Basket of currencies and bonds in US$ indexed to LIBOR	56	56	101	100
Debt contracts in the international market in:
US$, with variable and fixed interest	3,225	3,278	3,194	3,280
EUR, with variable interest	—	—	224	211
Other currencies, with fixed interest	120	134	120	131
Total	13,159	15,866	12,845	14,584

Accounting policy

Classification and measurement-The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative stockholders' debentures and Derivative financial instruments that are measured at fair value through profit or loss.

Fair value hierarchy-The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.